Acquisitions and License Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Disclosure Text Block [Abstract]
Acquisitions and License Agreements
3. Acquisitions and License Agreements
SP-104
Acquisition
In May 2022, the Company acquired the Delayed Burst Release Low Dose Naltrexone asset and intellectual property rights for the treatment of chronic pain, fibromyalgia and chronic post-COVID syndrome (collectively, the
“SP-104
Assets”). Pursuant to the acquisition provisions, the Company is obligated to pay Aardvark Therapeutics, Inc. (“Aardvark”) (i) $3.0 million upon initial approval by the FDA of a new drug application for the
SP-104
Assets (which amount may be paid in shares of Common Stock or cash, in the Company’s sole discretion) (the “Development Milestone Payment”) and (ii) $20.0 million in cash, upon achievement of certain net sales by the Company of a commercial product that uses the
SP-104
Assets (the “Sales Milestone Payment”). The Company will also pay Aardvark certain royalties in the single digits based on percentages of annual net sales by the Company of a commercial product that uses the
SP-104
Assets.
The Sales Milestone Payment and sale volume-based future royalties were determined to meet a scope exception for derivative accounting and will not be recognized until the contingencies are realized. The Development Milestone Payment represents a liability, which will be measured at fair value for each reporting period. As of each of March 31, 2025 and December 31, 2024, the contingent consideration associated with the Development Milestone Payment was $0.2 million, recorded in the other long-term liabilities.
GLOPERBA License Agreement
On June 14, 2022, the Company entered into a License and Commercialization Agreement with RxOmeg Therapeutics, LLC (a/k/a Romeg Therapeutics, Inc.) (“Romeg”) for the
in-licensing
of certain intellectual property rights from Romeg with respect to the commercialization of GLOPERBA, which was amended by that First Amendment to License and Commercialization Agreement, dated as of January 16, 2025 (such agreement, as amended, the “Romeg License Agreement”). Under the Romeg License Agreement, among other things, Romeg granted the Company (1) a license, with the right to sublicense, under the patents and know-how
specified therein, to (a) commercialize the pharmaceutical product comprising liquid formulations of colchicine for the prophylactic treatment of gout in adult humans (the “Initial Licensed Product”) in the United States (including its territories) (the “Romeg U.S. Territory”), (b) develop other products comprising the Initial Licensed Product as an active pharmaceutical ingredient (together with the Initial Licensed Product, the “Licensed Products”) and commercialize any such products in the Romeg U.S. Territory and (c) manufacture Licensed Products anywhere in the world, solely for commercialization in the Romeg U.S. Territory; and (2) an exclusive license, with a right to sublicense, to use the trademark “GLOPERBA” and logos, designs, translations, and modifications thereof (collectively, the “Licensed Trademark”) in connection with the commercialization of the Initial Licensed Product solely in the Romeg U.S. Territory; and (3) pursuant to the amendment thereto, a license, with the right to (a) sublicense under the know-how
and, if any, patents existing worldwide other than the Romeg U.S. Territory (the “Romeg
Ex-U.S.
Territory”), as specified therein, to develop, manufacture and commercialize Licensed Products in the Romeg
Ex-U.S.
Territory and (b) use the Licensed Trademark in connection with the commercialization of the Licensed Products in the Romeg
Ex-U.S.
Territory. The Initial Licensed Product, GLOPERBA, was approved and made available in the United States in 2020.
As consideration for the license under the Romeg License Agreement, the Company agreed to pay Romeg (1) an up-front
license fee of $2.0 million, (2) upon the Company’s achievement of certain net sales milestones, certain milestone payments in the aggregate amount of up to $13.0 million, (3) certain royalties in the mid-single
digit percentage based on annual net sales of the Licensed Products attributable to sales of the Licensed Products occurring in the Romeg U.S. Territory during the Romeg U.S. Royalty Term, with a quarterly minimum royalty of $150,000, and (4) pursuant to the amendment thereto, (a) certain royalties at rates in the low-single
digit

percentage, based on annual net sales of the Licensed Products attributable to sales of License Products in the Romeg
Ex-U.S.
Territory during the Romeg
Ex-U.S.
Territory Royalty Term and (b) a
one-time,
non-refundable,
non-creditable
payment of $700,000. Pursuant to the amendment agreement, we also transferred to Romeg 22,267 shares of Common Stock.
In connection with the Romeg License Agreement, the Company recorded an intangible asset for acquired licenses of $5.7 million, which is comprised of the upfront license fee of $2.0 million and deferred consideration of $3.7 million that is the present value of the future minimum royalty payments and immaterial transaction costs. For each of the three months ended March 31, 2025 and 2024, the Company made royalty payments in the amount of $0.2 million. No contingent consideration was recognized as a liability or included in the fair value of the assets as of March 31, 2025 or December 31, 2024.
ELYXYB Acquisition
In February 2023, the Company entered into an asset purchase agreement (the “ELYXYB APA”) with BioDelivery Sciences International, Inc. (“BDSI”) and Collegium Pharmaceutical, Inc. (“Collegium”, and together with BDSI, the “Sellers”) to acquire the rights to certain patents, trademarks, regulatory approvals, data, contracts, and other rights related to ELYXYB and its commercialization in the United States and Canada (the “ELYXYB Territory”).
As consideration for the acquisition, the Company assumed various rights and obligations under the asset purchase agreement between BDSI and Dr. Reddy’s Laboratories Limited, a company incorporated under the laws of India (“DRL”), dated August 3, 2021 (the “DRL APA”), including an irrevocable, royalty-free, exclusive license to know-how
and patents of DRL related to ELYXYB that is necessary or used to exploit ELYXYB in the ELYXYB Territory. No cash consideration was or will be payable to the Sellers for such acquisition; however, the obligations under the DRL APA that were assumed by the Company include contingent sales and regulatory milestone payments and sales royalties. The Company is also obligated to make quarterly royalty payments to DRL on net sales of ELYXYB in the ELYXYB Territory. In April 2023, the Company launched ELYXYB in the U.S. As of each of March 31, 2025 and December 31, 2024, the Company had ending balances of accrued royalty payables of $0.1 million. During the three months ended March 31, 2025, the Company made royalty payments in the amount of $0.1 million. The Company did not make any royalty payments during the three months ended March 31, 2024. As of March 31, 2025, no sales or regulatory milestone payments had been accrued as there were no potential milestones yet considered probable of achievement.
ZTlido Rest of World License Agreement
On February 22, 2025 (the “Lido Effective Date”), Scilex Pharma entered into a License Agreement (the “
Lido License Agreement
”) with RoyaltyVest Ltd. (the “Licensee”) with respect to services, compositions, products, dosages and formulations comprising lidocaine that have been or are later developed by or on behalf of Scilex Pharma, including the product and any future product defined as a “Product” under Scilex Pharma’s existing (i) Product Development Agreement, dated as of May 11, 2011, with Oishi Koseido Co., Ltd. (“Oishi”) and Itochu, as amended, and (ii) the associated Commercial Supply Agreement, dated February 16, 2017, among Scilex Pharma, Oishi and Itochu, as amended, which include (a) ZTlido (lidocaine topical system) 1.8%, including the composition of matter with the NDC
69557-111-30
and
(b) SP-103
(collectively, the “
Lido Product
”). The Lido License Agreement supersedes and replaces that certain Rest of World License Term Sheet the parties entered into on October 8, 2024.
Under the Lido License Agreement, Scilex Pharma granted to the Licensee during the Lido License Term (as defined below) a worldwide (other than the United States and certain territories stated in the Lido License Agreement), exclusive, non-transferable
right, license and interest in, to, and under all Product Rights Controlled (each as defined therein) by Scilex Pharma to develop, manufacture, obtain and maintain regulatory approvals for, commercialize and otherwise exploit all Lido Products, in all cases solely for commercialization of the Lido

Products outside of the United States and certain territories stated in the Lido License Agreement (the “
Lido Licensee Territory
”). The Licensee granted to Scilex Pharma a
non-exclusive,
non-transferable,
right and license under the Licensee
Non-Blocking
Patents (as defined therein) (i) in the Licensor Territory (as defined therein), to develop, manufacture, obtain and maintain regulatory approvals for, commercialize and otherwise exploit Lido Product for commercialization of Lido Products in the Licensor Territory in the Field (as defined therein), and (ii) worldwide, to develop and manufacture Lido Product for commercialization in the Licensor Territory in the Field. Each of the Licensee and Scilex Pharma will receive 50% of the Net Revenue (as defined therein) generated, and the Licensee shall effect the foregoing by paying to Scilex Pharma its share of the Net Revenue on a quarterly basis.
Pursuant to the Lido License Agreement, the Licensee shall (i) use commercially reasonable efforts to obtain and maintain regulatory approval for the Lido Product in at least one Major Market Country (as defined therein) within 18 months after the Lido Effective Date, and (ii) commit $200,000, or its equivalent in kind, annually towards such efforts until it obtains regulatory approval for the Lido Product in the Lido Licensee Territory. Scilex Pharma shall use commercially reasonable and diligent efforts to obtain and maintain regulatory approvals for
SP-103
and all existing Lido Products in each country or jurisdiction in the Licensor Territory.
The term of the Lido License Agreement commences on the Lido Effective Date and continues until expiration of the last to expire Licensed Patents (as defined therein), unless earlier terminated (the “Lido License Term”).
Gloperba Rest of World License Agreement
On February 28, 2025 (the “Gloperba Effective Date”), the Company entered into a License Agreement (the “Gloperba License Agreement”) with Scilex Pharma and the Licensee with respect to (i) services, compositions, products, dosages and formulations comprising Gloperba that have been or are later developed by or on behalf of the Company, including the product and any future product defined as a “Licensed Product” under the Romeg License Agreement, as amended and as may be further amended or restated from time to time, and (ii) any related, improved, successor or replacement forms of any such product Controlled (as defined therein) by the Company ((i) and (ii) together, the “Gloperba Product”).
Under the Gloperba License Agreement, the Company granted to the Licensee during the Gloperba License Term (as defined below) a worldwide, exclusive, non-transferable
(except in connection with a permitted assignment of the Gloperba License Agreement) right, license and interest in, to, and under all Product Rights Controlled (each as defined therein) by the Company to develop, manufacture, obtain and maintain regulatory approvals for, commercialize and otherwise exploit all Gloperba Products, in all cases solely for commercialization of the Gloperba Products outside of the United States in the Field (as defined therein). The Licensee granted to the Company a non-exclusive,
non-transferable
(except in connection with a permitted assignment of the Gloperba License Agreement), right and license under the Licensee
Non-Blocking
Patents (as defined therein) (i) in the United States, to develop, manufacture, obtain and maintain regulatory approvals for, commercialize and otherwise exploit the Gloperba Product for commercialization of the Gloperba Products in the United States in the Field, and (ii) worldwide, to develop and manufacture the Gloperba Product for commercialization in the United States in the Field. Each of the Licensee and the Company will receive 50% of the Net Revenue (as defined therein) generated based on Licensee’s sale of the Gloperba Products, and the Licensee shall effect the foregoing by paying to the Company an amount required for the Company to receive its share of the Net Revenue on a quarterly basis.
Pursuant to the Gloperba License Agreement, the Licensee shall obtain and maintain regulatory approval for the Gloperba Product outside of the United States in accordance with its own business judgment and in its sole and absolute discretion.
Promptly after the Gloperba Effective Date, the Company is required to (i) facilitate an introduction between the Licensee and the Company’s contract manufacturer of the Gloperba Product (the “Gloperba CMO”) as of the Gloperba Effective Date, and (ii) use reasonable efforts to cause such Gloperba CMO to accept a direct engagement with the Licensee for the manufacturing or supply of the Gloperba Product in finished dosage form. In addition, the Company agreed to appoint the Licensee as its exclusive distributor of the Gloperba Product in the entire world other than the United States during the Gloperba License Term.
The term of the Gloperba License Agreement commences on the Gloperba Effective Date and continues until expiration of the last to expire Licensed Patents (as defined therein), unless earlier terminated (the “Gloperba License Term”).
Elyxyb Rest of World License Agreement
On February 28, 2025 (the “Elyxyb Effective Date”), the Company entered into a License Agreement (the “Elyxyb License Agreement”) with Scilex Pharma and the Licensee with respect to (i) services, compositions, products, dosages and formulations comprising Elyxyb that have been or are later developed by or on behalf of the Company, including the product and any future product defined as a “Licensed Product” under the Elyxyb APA, as amended and as may be further amended or restated from time to time, and (ii) any related, improved, successor or replacement forms of any such product Controlled (as defined therein) by the Company ((i) and (ii) together, the “Elyxyb Product”).
Under the Elyxyb License Agreement, the Company granted to the Licensee during the Elyxyb License Term (as defined below) a worldwide, exclusive, non-transferable
(except in connection with a permitted assignment of the Elyxyb License Agreement) right, license and interest in, to, and under all Product Rights Controlled (each as defined therein) by the Company to develop, manufacture, obtain and maintain regulatory approvals for, commercialize and otherwise exploit all Elyxyb Products, in all cases solely for commercialization of the Elyxyb Products outside of the United States in the Field (as defined therein). The Licensee granted to the Company a non-exclusive,
non-transferable
(except in connection with a permitted assignment of the Elyxyb License Agreement), right and license under the Licensee
Non-Blocking
Patents (as defined therein) (i) in the United States, to develop, manufacture, obtain and maintain regulatory approvals for, commercialize and otherwise exploit Elyxyb Product for commercialization of Elyxyb Products in the United States in the Field, and (ii) worldwide, to develop and manufacture Elyxyb Product for commercialization in the United States in the Field. Each of the Licensee and the Company will receive 50% of the Canadian Net Revenue (as defined therein) generated based on the Licensee’s sale of the Elyxyb Products, and the Licensee shall effect the foregoing by paying to the Company an amount required for the Company to receive its share of the Canadian Net Revenue on a quarterly basis.
Pursuant to the Elyxyb License Agreement, the Licensee shall obtain and maintain regulatory approval for the Elyxyb Product outside of the United States in accordance with its own business judgment and in its sole and absolute discretion.
Promptly after the Elyxyb Effective Date, the Company is required to (i) facilitate an introduction between the Licensee and CPL as of the Elyxyb Effective Date, and (ii) use reasonable efforts to cause CPL to accept a direct engagement with the Licensee for the manufacturing or supply of the Elyxyb Product in finished dosage form. In addition, the Company agreed to appoint the Licensee as its exclusive distributor of the Elyxyb Product in the entire world other than the United States during the Elyxyb License Term.
The term of the Elyxyb License Agreement commences on the Elyxyb Effective Date and continues until expiration of the last to expire Licensed Patents (as defined therein), unless earlier terminated (the “Elyxyb License Term”).

3. Acquisitions and License Agreements
SP-104
Acquisition
In May 2022, the Company acquired the Delayed Burst Release Low Dose Naltrexone asset and intellectual property rights for the treatment of chronic pain, fibromyalgia and chronic post-COVID syndrome (collectively, the
“SP-104
Assets”). Pursuant to the acquisition provisions, the Company is obligated to pay Aardvark Therapeutics, Inc. (“Aardvark”) (i) $3.0 million upon initial approval by the FDA of a new drug application for the
SP-104
Assets (which amount may be paid in shares of Common Stock or cash, in the Company’s sole discretion) (the “Development Milestone Payment”) and (ii) $20.0 million in cash, upon achievement of certain net sales by the Company of a commercial product that uses the
SP-104
Assets (the “Sales Milestone Payment”). The Company will also pay Aardvark certain royalties in the single digits based on percentages of annual net sales by the Company of a commercial product that uses the
SP-104
Assets.
The Sales Milestone Payment and sale volume-based future royalties were determined to meet a scope exception for derivative accounting and will not be recognized until the contingencies are realized. The Development Milestone Payment represents a liability, which will be measured at fair value for each reporting period. As of December 31, 2024 and December 31, 2023, the contingent consideration associated with the Development Milestone Payment was $0.2 million, recorded in the other long-term liabilities.
GLOPERBA License Agreement
On June 14, 2022 (the “Original Signing Date”), the Company entered into a License and Commercialization Agreement with RxOmeg Therapeutics LLC (a/k/a Romeg Therapeutics, LLC) (“Romeg”) for the
in-licensing
of certain intellectual property rights from Romeg with respect to the commercialization of GLOPERBA, which was amended by that First Amendment to License and Commercialization Agreement, dated as of January 16, 2025 (such agreement, as amended, the “Romeg License Agreement”). Under the Romeg License Agreement,

among other things, Romeg granted the Company (1) a license, with the right to sublicense, under the patents and know-how
specified therein to (a) commercialize a pharmaceutical product comprising liquid formulations of colchicine for the prophylactic treatment of gout in adult humans (the “Initial Licensed Product”) in the United States (including its territories) (the “Romeg U.S. Territory”), (b) develop other products comprising the Initial Licensed Product as an active pharmaceutical ingredient (together with the Initial Licensed Product, the “Licensed Products”) and commercialize any such products in the Romeg U.S. Territory and (c) manufacture Licensed Products anywhere in the world, solely for commercialization in the Romeg U.S. Territory; (2) an exclusive license, with right to sublicense, to use the trademark “GLOPERBA” and logos, designs, translations, and modifications thereof (collectively, the “Licensed Trademark”) in connection with the commercialization of the Initial Licensed Product solely in the Romeg U.S. Territory; and (3) pursuant to the amendment thereto, a license, with the right to (a) sublicense under the know-how
and, if any, patents existing worldwide other than the Romeg U.S. Territory (the “Romeg
Ex-U.S.
Territory”), as specified therein, to develop, manufacture and commercialize Licensed Products in the Romeg
Ex-U.S.
Territory and (b) to use the Licensed Trademark in connection with the commercialization of the Licensed Products in the Romeg
Ex-U.S.
Territory. The Initial Licensed Product, GLOPERBA, was approved and made available in the United States in 2020.
As consideration for the license under the Romeg License Agreement, the Company agreed to pay Romeg (1) an up-front
license fee of $2.0 million, (2) upon the Company’s achievement of certain net sales milestones, certain milestone payments in the aggregate amount of up to $13.0 million, (3) certain royalties in the mid-single
digit percentage based on annual net sales of the Licensed Products attributable to sales of the Licensed Products occurring in the Romeg U.S. Territory during the Romeg U.S. Territory Royalty Term, with a quarterly minimum royalty of $150,000, and (4) pursuant to the amendment thereto, (a) certain royalties at rates in the low-single
digit percentage, based on annual net sales of the Licensed Products attributable to sales of License Products in the Romeg
Ex-U.S.
Territory during the Romeg
Ex-U.S.
Territory Royalty Term and (b) a
one-time,
non-refundable,
non-creditable
payment of $700,000. Pursuant to the amendment agreement, we also transferred to Romeg 22,267 shares of our Common Stock.
In connection with the Romeg License Agreement, the Company recorded an intangible asset for acquired licenses of $5.7 million, which is comprised of the upfront license fee of $2.0 million and deferred consideration of $3.7 million that is the present value of the future minimum royalty payments and immaterial transaction costs. During the years ended December 31, 2024 and 2023, the Company made royalty payments in the amount of $0.6 million and $0.3 million, respectively. No contingent consideration was recognized as a liability or included in the fair value of the assets as of December 31, 2024 or December 31, 2023.
ELYXYB Acquisition
In February 2023, the Company entered into an asset purchase agreement (the “ELYXYB APA”) with BioDelivery Sciences International, Inc. (“BDSI”) and Collegium Pharmaceutical, Inc. (“Collegium”, and together with BDSI, the “Sellers”) to acquire the rights to certain patents, trademarks, regulatory approvals, data, contracts, and other rights related to ELYXYB and its commercialization in the United States and Canada (the “ELYXYB Territory”).
As consideration for the acquisition, the Company assumed various rights and obligations under the asset purchase agreement between BDSI and Dr. Reddy’s Laboratories Limited, a company incorporated under the laws of India (“DRL”), dated August 3, 2021 (the “DRL APA”), including an irrevocable, royalty-free, exclusive license to know-how
and patents of DRL related to ELYXYB and necessary or used to exploit ELYXYB in the ELYXYB Territory. No cash consideration was or will be payable to the Sellers for such acquisition; however, the obligations under the DRL APA that were assumed by the Company include contingent sales and regulatory milestone payments and sales royalties. The Company is also obligated to make quarterly royalty payments to DRL on net sales of ELYXYB in the ELYXYB Territory. In April 2023, the Company launched ELYXYB in the U.S. As of December 31, 2024 and 2023, the Company had ending balances of accrued royalty payables of $0.1 million and $5.0 thousand, respectively, which was recorded as accrued expenses under current liabilities on the consolidated balance sheets. During the years ended December 31, 2024 and 2023, the Company made royalty payments in the amount of $0.3 million and $26.0 thousand, respectively. As of December 31, 2024, no sales or regulatory milestone payments had been accrued as there were no potential milestones yet considered probable of achievement.